Exploration and Evaluation Assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Impairment Loss	$ 5,587,210	$ 639,034
Separation Rapids Lithium Project [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Ownership percentage of mineral properties	100.00%
Impairment Loss	$ 0	0
East Kemptville Tin-Indium Project [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Impairment Loss	$ 5,587,210	$ 639,034
Warren Township Anorthosite Project [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Ownership percentage of mineral properties	100.00%
Lilypad Cesium-Tantalum Property [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Ownership percentage of mineral properties	100.00%
East Cedartree Gold Property [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Net smelter royalty percentage	2.00%
Wolf Mountain Platinum-Palladium Project [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Net smelter royalty percentage	2.40%